                                    OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 11th Floor
                                  New York, NY 10281-1008

June 4, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:  Oppenheimer Portfolio Series (the "Registrant"), on behalf of its series
           Conservative Investor Fund, Moderate Investor Fund,
           Equity Investor Fund, and Active Allocation Fund
           Reg. No. 333-121449; File No. 811-21686

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities
Act"), I hereby represent that the form of Prospectus that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in
Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A,
which was filed electronically with the Securities and Exchange Commission on May 25, 2007.

                                    Sincerely,

                                    /s/ Carl A. Algermissen
                                    Carl A. Algermissen
                                    Vice President & Associate Counsel
                                    303.768.2486
                                    calgermissen@oppenheimerfunds.com

cc:  Mayer, Brown, Rowe & Maw, LLP
     KPMG LLP
     Gloria LaFond
     Nancy S. Vann